Document and Entity Information	12 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2013
Registrant Name	PRUDENTIAL INVESTMENT PORTFOLIOS 16
Central Index Key	0001067442
Amendment Flag	false
Document Creation Date	Sep. 30, 2013
Document Effective Date	Sep. 30, 2013
Prospectus Date	Sep. 30, 2013